Right-of-use assets (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	£ 1,096	£ 971
Impairment of right of use assets charged to income statement	232
North Carolina lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	575
Lease liabilities	575
Office space in New York
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	192
Impairment of right of use assets charged to income statement	£ 232